AVAILABLE-FOR-SALE SECURITIES (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Risk-free interest rate		2.65%
Expected life of options		5 years
Annualized volatility		76.71%
Dividend rate	0.00%	0.00%
Calculated fair value		$ 0.30
Argex Mining Inc [Member] | Minimum [Member]
Stock price	0.41
Risk-free interest rate	0.97%
Expected life of options	3 months
Annualized volatility	65.84%
Calculated fair value	0.0026
Argex Mining Inc [Member] | Maximum [Member]
Stock price	0.50
Risk-free interest rate	1.64%
Expected life of options	1 year 2 months 1 day
Annualized volatility	93.26%
Calculated fair value	0.1975